Schedule of maximum exposure to credit risk for trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region		$ 1,649	$ 3,866
AUSTRALIA
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region		1,451	2,684
Netherlands [member]
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region		$ 198	$ 1,182